Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Vesting Scenarios (Details)	12 Months Ended
Feb. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
RSUs vesting period	3 years